SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2022
SIGNIFICANT ACCOUNTING POLICIES
Schedule of subsidiaries making up the Bank's organizational structure

			PROPORTION OF	PROPORTION OF	PROPORTION OF
	JURISDICTION		OWNERSHIP	OWNERSHIP	OWNERSHIP
ENTITY	OF	BUSINESS	INTEREST AND	INTEREST AND	INTEREST AND
	INCORPORATION		VOTING POWER	VOTING POWER	VOTING POWER
			HELD BY THE	HELD BY THE	HELD BY THE
			BANK 2022	BANK 2021	BANK 2020
Fiduciaria Bancolombia S.A. Sociedad Fiduciaria	Colombia	Trust	98.81%	98.81%	98.81%
Banca de Inversión Bancolombia S.A. Corporación Financiera	Colombia	Investment banking	100.00%	100.00%	100.00%
Valores Bancolombia S.A. Comisionista de Bolsa	Colombia	Securities brokerage	100.00%	100.00%	100.00%
WOMPI S.A.S. (before "VLIPCO S.A.S.")(1)	Colombia	Technology services provider	99.98%	94.77%	-
Renting Colombia S.A.S.	Colombia	Operating leasing	100.00%	100.00%	100.00%
Transportempo S.A.S.	Colombia	Transportation	100.00%	100.00%	100.00%
Inversiones CFNS S.A.S.	Colombia	Investments	99.94%	99.94%	99.94%
Negocios Digitales Colombia S.A.S. (before "Pasarela Colombia S.A.S.")	Colombia	Payment solutions	100.00%	100.00%	100.00%
Fondo de Capital Privado Fondo Inmobiliario Colombia(2)	Colombia	Real estate investment fund	80.47%	49.96%	49.96%
P.A. Inmuebles CEM(2)	Colombia	Mercantil trust	80.47%	49.96%	49.96%
P.A. Calle 92 FIC-11(2)	Colombia	Mercantil trust	52.31%	32.47%	32.47%
P.A. FIC Edificio Corfinsura(2)	Colombia	Mercantil trust	80.47%	49.96%	49.96%
P.A. FIC-A5(2)	Colombia	Mercantil trust	80.47%	49.96%	49.96%
P.A. FIC Inmuebles(2)	Colombia	Mercantil trust	80.47%	49.96%	49.96%
P.A. FIC Clínica de Prado(2)	Colombia	Mercantil trust	62.00%	38.49%	38.49%
P. A. FIC A6(2)	Colombia	Mercantil trust	80.47%	49.96%	49.96%
P.A. Central Point(2)	Colombia	Mercantil trust	60.35%	37.47%	37.47%
Fideicomiso Irrevocable de Garantía, Fuente de Pago y Administración Inmobiliaria Polaris(2)	Colombia	Mercantil trust	80.47%	49.96%	49.96%
P.A. Fideicomiso Twins Bay(2)	Colombia	Mercantil trust	80.47%	49.96%	49.96%
Fideicomiso Lote Av San Martín(2)	Colombia	Mercantil trust	80.47%	49.96%	49.96%
P.A. Fideicomiso Lote 30(2)	Colombia	Mercantil trust	80.47%	49.96%	49.96%
Fideicomiso Fondo Inmobiliario Bancolombia(2)	Colombia	Mercantil trust	80.47%	17.54%	-
P.A. Florencia Ferrara(3)	Colombia	Mercantil trust	44.26%	-	-
P.A. Flor Morado Plaza(4)	Colombia	Mercantil trust	80.47%	-	-
Valores Simesa S.A.(5)	Colombia	Investments	66.33%	66.82%	67.11%
Fideicomiso Lote Abelardo Castro(6)	Colombia	Mercantil trust	-	-	66.77%
Fideicomiso Lote Distrito Vera B1B2(5)	Colombia	Mercantil trust	66.00%	66.49%	66.77%
Fideicomiso Lote Distrito Vera B3B4(5)	Colombia	Mercantil trust	66.00%	66.49%	66.77%
Fideicomiso Lote B6 Ciudad del Rio(7)	Colombia	Mercantil trust	66.00%	-	-
P.A. FAI CALLE 77(8)	Colombia	Real estate investment fund	98.00%	-	-
P.A. NOMAD SALITRE(9)	Colombia	Real estate investment fund	98.00%	-	-
P.A. MERCURIO(10)	Colombia	Real estate investment fund	100.00%	-	-
Wenia Ltd.(20)	Bermudas	Technology services	100.00%	-	-
Wenia S.A.S.(11)	Colombia	Technology services	100.00%	-	-
Nequi S.A. Compañía de Financiamiento(12)	Colombia	Financial services	100.00%	-	-
Bancolombia Panamá S.A.	Panama	Banking	100.00%	100.00%	100.00%
Sistemas de Inversiones y Negocios S.A. Sinesa	Panama	Investments	100.00%	100.00%	100.00%
Banagrícola S.A.	Panama	Holding	99.17%	99.17%	99.17%
Banistmo S.A.	Panama	Banking	100.00%	100.00%	100.00%
Banistmo Investment Corporation S.A.	Panama	Trust	100.00%	100.00%	100.00%
Financomer S.A.(13)	Panama	Financial services	-	-	100.00%
Leasing Banistmo S.A.	Panama	Leasing	100.00%	100.00%	100.00%
Valores Banistmo S.A.	Panama	Securities brokerage	100.00%	100.00%	100.00%
Banistmo Panamá Fondo de Inversión S.A.(14)	Panama	Holding	100.00%	100.00%	100.00%
Suvalor Renta Fija Internacional Corto Plazo S.A.(15)	Panama	Collective investment fund	-	100.00%	100.00%
Fondo Renta Sostenible Global S.A.(15)	Panama	Collective investment fund	-	100.00%	100.00%
Banistmo Capital Markets Group Inc.(14)	Panama	Real estate broker	100.00%	100.00%	100.00%
Anavi Investment Corporation S.A.(14)	Panama	Real estate	100.00%	100.00%	100.00%
Desarrollo de Oriente S.A.(14)	Panama	Real estate	100.00%	100.00%	100.00%
Steens Enterprises S.A.(14)	Panama	Portfolio holder	100.00%	100.00%	100.00%
Ordway Holdings S.A.(14)	Panama	Real estate broker	100.00%	100.00%	100.00%
Grupo Agromercantil Holding S.A.	Panama	Holding	100.00%	100.00%	100.00%
Banco Agromercantil de Guatemala S.A.	Guatemala	Banking	99.68%	99.66%	99.59%
Seguros Agromercantil de Guatemala S.A.	Guatemala	Insurance agency	79.92%	79.92%	79.90%
Financiera Agromercantil S.A.	Guatemala	Financial services	100.00%	100.00%	100.00%
Agrovalores S.A.	Guatemala	Securities brokerage	100.00%	100.00%	100.00%
Arrendadora Agromercantil S.A.	Guatemala	Operating Leasing	100.00%	100.00%	100.00%

			PROPORTION OF	PROPORTION OF	PROPORTION OF
	JURISDICTION		OWNERSHIP	OWNERSHIP	OWNERSHIP
ENTITY	OF	BUSINESS	INTEREST AND	INTEREST AND	INTEREST AND
	INCORPORATION		VOTING POWER	VOTING POWER	VOTING POWER
			HELD BY THE	HELD BY THE	HELD BY THE
			BANK 2022	BANK 2021	BANK 2020
Agencia de Seguros y Fianzas Agromercantil S.A.(16)	Guatemala	Insurance agency	100.00%	100.00%	100.00%
Asistencia y Ajustes S.A.	Guatemala	Services	100.00%	100.00%	100.00%
Serproba S.A.	Guatemala	Maintenance and remodelling services	100.00%	100.00%	100.00%
Servicios de Formalización S.A.	Guatemala	Loans formalization	100.00%	100.00%	100.00%
Conserjeria, Mantenimiento y Mensajería S.A.(16)	Guatemala	Maintenance services	100.00%	100.00%	100.00%
Mercom Bank Ltd.(17)	Barbados	Banking	99.68%	99.66%	99.59%
New Alma Enterprises Ltd.	Bahamas	Investments	99.68%	99.66%	99.59%
Bancolombia Puerto Rico Internacional Inc.	Puerto Rico	Banking	100.00%	100.00%	100.00%
Bancolombia Cayman S.A.(18)	Cayman Islands	Banking	100.00%	100.00%	100.00%
Banco Agrícola S.A.	El Salvador	Banking	97.36%	97.36%	97.36%
Arrendadora Financiera S.A. Arfinsa	El Salvador	Leasing	97.37%	97.37%	97.37%
Credibac S.A. de C.V.	El Salvador	Electronic payment platform	97.36%	97.36%	97.36%
Valores Banagrícola S.A. de C.V.	El Salvador	Securities brokerage	98.89%	98.89%	98.89%
Inversiones Financieras Banco Agrícola S.A. IFBA	El Salvador	Holding	98.89%	98.89%	98.89%
Gestora de Fondos de Inversión Banagrícola S.A.	El Salvador	Administers investment funds	98.89%	98.89%	98.89%
Bagrícola Costa Rica S.A.	Costa Rica	Outsourcing	99.17%	99.17%	99.17%
Bancolombia Capital Holdings USA LLC(19)	United States	Holding	100.00%	100.00%	-
Bancolombia Capital Adviser LLC(19)	United States	Investment advisor	100.00%	100.00%	-
Bancolombia Capital LLC(19)	United States	Securities brokerage	100.00%	100.00%	-
(1)	During 2022, the Bank, through its subsidiary Banca de Inversión S.A., increased its participation through the purchase of a non-controlling interest.
(2)	During 2022, the Bank increased its participation in FCP Fondo Inmobiliario Colombia, in order to strengthen governance and strategy decisions. For further information, see Note 1. Reporting entity.
(3)	Company consolidated by the FCP Fondo Inmobiliario Colombia since April 2022.
(4)	Company consolidated by the FCP Fondo Inmobiliario Colombia since December 2022.
(5)	The decrease in shareholding is due to the repurchase of outstanding stock carried out by Valores Simesa subsidiary during 2021 and 2022.
(6)	The trust rights were assigned in June 2021.
(7)	Mercantil trust consolidated by Valores Simesa since March 2022. For further information, see Note 1. Reporting entity.
(8)	On March 1, 2022, the Parent Company was established as trustor of PA FAI Calle 77, owner of a property that will be used for rental housing. For further information, see Note 1. Reporting entity and Note 9.3. Business combination.
(9)	On April 4, 2022, the Parent Company was appointed as trustor of 100% of the trust rights of Patrimonio Autonomo Nomad Salitre, whose main purpose is to develop a Multifamily Project. For further information, see Note 1. Reporting entity.
(10)	On July 8, 2022, Bancolombia S.A. acquired control of Fidecomiso P.A. Mercurio, through a through a mercantile trust administration agreement. For further information, see Note 1. Reporting entity.
(11)	Company incorporated by Wenia Ltd. on November 22, 2022. For further information, see Note 1. Reporting entity.
(12)	On December 14, 2021, the board of directors of the Parent Company authorized the legal separation of the business of Nequi, Bancolombia Group’s digital platform that offers financial services. The Superintendencia Financiera de Colombia, with Resolution 0843 of July 6, 2022, as amended by Resolution 0955 of July 27, 2022, authorized the incorporation of Nequi S.A. Compañía de Financiamiento. The legal separation resulted in the creation and commercial registration of a new corporation supervised by the Superintendencia Financiera de Colombia through which Nequi will operate as a 100% digital credit establishment. For further information, see Note 1. Reporting entity.
(13)	Merger between Banistmo S.A. (absorbing entity) and Financomer S.A. (absorbed entity) in November 2021.
(14)	Investments in non-operational stage.
(15)	Companies not consolidated by Banistmo S.A. as of November 2022, due to non-compliance with consolidation requirements established in IFRS 10.
(16)	Companies in voluntary liquidation.
(17)	On September 30, 2021, the Mercom Bank Ltd shareholders authorized the beginning of an organized and gradual process to transfer the assets and liabilities of Mercom Bank, Ltd., to Banco Agromercantil de Guatemala, S. A. or other companies of Bancolombia Group. For further information, see Note 1. Reporting entity.
(18)	On October 5, 2020, the Board of Directors of Bancolombia Panamá (Parent Company of Bancolombia Cayman), authorized the decision to wind-down the business and operations of its subsidiary in Cayman. For further information, see Note 1. Reporting entity.
(19)	Companies created by Valores Bancolombia S.A. Comisionista de Bolsa in October 2021. For further information, see Note 1. Reporting entity.
(20)	On July 22, 2022, the Parent Company, through its subsidiary Sistemas de Inversiones y Negocios S.A. SINESA, incorporated this vehicle whose purpose is to provide technology services. For further information, see Note 1. Reporting entity.

Schedule of consolidated funds

The Bank consolidates the following funds:

		% of ownership	% of ownership	% of ownership	Assets managed
Name	Country	interest held by	interest held by	interest held by	December 31,	December 31,
		the Bank, 2022	the Bank, 2021	the Bank, 2020	2022	2021
Fondo de Capital Privado Fondo Inmobiliario Colombia(1)	Colombia	80.47%	49.96%	49.96%	5,023,316	4,415,509
Fideicomiso Lote Abelardo Castro(2)	Colombia	-	-	66.77%	-	-
Fideicomiso Lote Distrito Vera B1B2(3)	Colombia	66.00%	66.49%	66.77%	55,733	57,025
Fideicomiso Lote Distrito Vera B3B4(3)	Colombia	66.00%	66.49%	66.77%	53,558	54,941
Fideicomiso Lote B6 Ciudad del Rio(4)	Colombia	66.00%	-	-	66,150	-
Banistmo Panamá Fondo de Inversión S.A.(5)	Panama	100.00%	100.00%	100.00%	243,268	414,962
(1)	Since 2020, the Bank consolidated certain equity instruments that are controlled through its subsidiary FCP Fondo Inmobiliario Colombia, because meet the definition of control in accordance with IFRS 10. For further information, see Note 2.C. Consolidation. Also, during 2022, the Bank increased its participation in FCP Fondo Inmobiliario Colombia, which facilitates speed in decision-making in matters of government and strategy. For further information, see Note 1. Reporting entity.
(2)	Trust rights in P.A. Lote Abelardo Castro were transferred in June 2021.
(3)	The decrease in equity interest is due to the repurchase by the subsidiary Valores Simesa S.A. (Parent Company of Lote Distrito Vera B1B2, Lote Distrito Vera B3B4 and Lote B6 Ciudad del Rio), during 2022 and 2021. For further information, see Note 2.C. Consolidation, 1. Subsidiaries.
(4)	Trust consolidated by Valores Simesa S.A. since March 2022. For further information, see Note 1. Reporting entity.
(5)	Investment in non-operational stage. For further information, see Note 2.C. Consolidation, 1. Subsidiaries.

Schedule of exchange rate used by the Bank and its subsidiaries

The table below sets forth the exchange rate used by the Bank and its subsidiaries to convert consolidated statement of financial position accounts and transactions in U.S. dollar into Colombian pesos:

	December 31, 2022	December 31, 2021	December 31, 2020
Year-end exchange rate	4,810.20	3,981.16	3,432.50
Average rate for the period ended at	4,257.12	3,747.24	3,691.27

Schedule of economic scenario weighting

It is intended that each perspective contain reasonable expectations and that each has a relevant level of probability associated with it. The scenarios are weighted as follows:

	Optimistic		Base		Pessimistic
Country	2022	2021	2022	2021	2022	2021
Colombia	15.00%	20.00%	45.00%	50.00%	40.00%	30.00%
Panama	15.00%	15.00%	55.00%	60.00%	30.00%	25.00%
El Salvador	15.00%	16.00%	55.00%	66.00%	30.00%	18.00%
Guatemala	15.00%	15.00%	55.00%	55.00%	30.00%	30.00%

Summary of projections of macroeconomic variables used to estimate ECL

The following is a comparison of the main macroeconomic variable projected in each country, "GDP growth", used to estimate ECL as of December 31, 2022 and December 31, 2021:

As of December 31, 2022
		Colombia			Panama
Cutoff	Optimistic	Base	Pessimistic	Optimistic	Base	Pessimistic
2022	8.11%	7.76%	6.98%	8.84%	8.19%	7.53%
2023	2.01%	0.93%	(0.78)%	5.62%	3.96%	2.31%
2024	3.68%	2.50%	0.36%	5.70%	3.71%	1.73%

As of December 31, 2022
		Guatemala			El Salvador
Cutoff	Optimistic	Base	Pessimistic	Optimistic	Base	Pessimistic
2022	4.35%	3.40%	2.45%	3.78%	2.62%	1.47%
2023	4.19%	2.72%	1.25%	3.52%	1.65%	(0.23)%
2024	4.59%	3.00%	1.40%	3.94%	1.96%	(0.03)%

As of December 31, 2021
		Colombia			Panama
Cutoff	Optimistic	Base	Pessimistic	Optimistic	Base	Pessimistic
2022	10.40%	10.00%	9.60%	18.00%	16.00%	13.50%
2023	5.70%	4.00%	2.40%	7.50%	6.50%	4.50%
2024	5.30%	3.40%	1.50%	5.50%	4.50%	3.50%

As of December 31, 2021
		Guatemala			El Salvador
Cutoff	Optimistic	Base	Pessimistic	Optimistic	Base	Pessimistic
2022	7.10%	5.70%	4.40%	11.00%	9.50%	7.50%
2023	5.20%	4.30%	3.00%	4.30%	3.70%	2.80%
2024	4.00%	3.40%	2.30%	2.60%	2.30%	1.80%

Schedule of significant increase in risk using external credit rating

SIGNIFICANT INCREASE
EXTERNAL RATING ORIGIN	IN RISK
Ba1/BB+	3 Notches
Ba2/BB	3 Notches
Ba3/BB-	3 Notches
B1/B+	2 Notches
B2/B	2 Notches
B3/B-	1 Notch
Caa/CCC	1 Notch

Summary of information about written-off loan portfolio

Loans are written off when the Bank concludes there is no realistic expectation of recovery of the loans and receivables balances from a client or third party, i.e., there is no possibility of recovery due to the debtor's lack of ability or willingness to pay or in the absence of open guarantees granted by the debtor. In general, this characteristic will be fulfilled when the following delinquency conditions are present:

		Length of delinquency (days)
Type	Collateral	Grupo Agromercantil Holding S.A.	Banistmo S.A.	Banco Agrícola S.A.	Bancolombia S.A.
Commercial	Without/Whit collateral	N/A(1)	360	360	360
	Without collateral	180	180	180	180
Consumer	With collateral	540 for vehicles collateral	1,080 for mortgage collateral	720 for mortgage collateral
	Without collateral		180
Small Business Loan	With collateral	180	1,080 for mortgage collateral	180	180
Mortgage	With collateral	1,440	1,080	720	N/A(1)

(1) Not dependent on the length of delinquency but on the reasons underlying a loan's non-recoverability.

Schedule of estimated useful lives for each asset group

Asset group	Useful life range
Buildings	10 to 75 years
Furniture and fixtures	3 to 20 years
Computer equipment	3 to 20 years
Equipment and machinery	2 to 40 years
Vehicles	3 to 10 years

FCP Fondo Inmobiliario Colombia
SIGNIFICANT ACCOUNTING POLICIES
Schedule of assets, liabilities, net assets, net income and cash flows of non-controlling interest

The following table summarizes the assets, liabilities, net assets, net income and cash flows as of December 31 2022 and 2021, and for the years ended December 31, 2022, 2021 and 2020, related to the FCP Fondo Inmobiliario Colombia:

	As of December 31, 2022	As of December 31, 2021
	In millions of COP
Assets	5,023,316	4,415,509
Liabilities	1,729,798	1,509,275
Net assets	3,293,518	2,906,234
	Year-Ended 2022	Year-Ended 2021	Year-Ended 2020
	In millions of COP
Condensed statement of income
Income
Valuation of investment properties	229,512	85,148	(8,251)
Valuation of trust rights	-	-	4
Rents	181,454	187,194	186,528
Profits of equity method investees	188,148	105,439	56,116
Other income	75,543	92,298	38,135
Total Income	674,657	470,079	272,532
Expenses
Interest on loans	(151,470)	(73,201)	(78,008)
Other administrative and general expenses	(157,851)	(212,385)	(141,430)
Total Expenses	(309,321)	(285,586)	(219,438)
Net Income	365,336	184,493	53,094
Condensed cash flow (1)
Net cash used in operating activities	(350,456)	(34,442)	(172,003)
Net cash provided by financing activities	307,754	21,882	235,214
Cash and cash equivalents at beginning of year	50,808	63,368	157
Cash and cash equivalents at end of year	8,106	50,808	63,368
(1)	Statement of cash flow corresponds to the FCP Fondo Inmobiliario Colombia without equity securities consolidated cash flow.